Equity Method Investment (Details) - USD ($) $ in Thousands		12 Months Ended
	May 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investment, outstanding common shares, percent	5.00%
Shares purchased	283,725
Equity investment in OS	$ 3,700	$ 0	$ 3,653	$ 0
Conversion period		36 months
Carrying value		$ 3,800
Quoted market price		$ 3,100
OS | Warrants
Schedule of Equity Method Investments [Line Items]
Class of warrant or right, outstanding (in shares)		524,715